Schedule - Schedule I - Crestwood Equity Partners LP - Parent Only	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule - Schedule I - Crestwood Equity Partners LP - Parent Only

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Balance Sheets

(in millions)

	December 31,
	2016	2015
Assets
Current assets:
Cash	$0.3	$0.4
Accounts receivable - trade	—	1.8

Total current assets	0.3	2.2
Property, plant and equipment, net	1.4	1.5
Intangible assets, net	4.5	7.8
Investment in subsidiaries	2,342.7	2,757.7
Other assets	4.3	3.5

Total assets	$2,353.2	$2,772.7

Liabilities and partners’ capital
Current liabilities:
Accounts payable	$2.7	$2.6
Accrued expenses	1.4	2.3
Current portion of long-term debt	—	0.2

Total current liabilities	4.1	5.1
Other long-term liabilities	2.6	4.2
Total partners’ capital	2,346.5	2,763.4

Total liabilities and partners’ capital	$2,353.2	$2,772.7

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Statements of Operations

(in millions)

	Year Ended December 31,
	2016	2015	2014
Revenues	$—	$—	$—
Expenses	6.0	14.5	8.5

Operating loss	(6.0)	(14.5)	(8.5)
Interest and debt expense, net	—	(9.6)	(15.7)
Equity in net income (loss) of subsidiaries	(186.6)	(2,279.1)	14.2
Loss on modification/extinguishment of debt	—	(1.1)	—
Other income, net	0.5	0.6	—

Loss before income taxes	(192.1)	(2,303.7)	(10.0)
Provision for income taxes	—	—	(0.4)

Net loss	(192.1)	(2,303.7)	(10.4)
Net income (loss) attributable to non-controlling partners	24.2	(636.8)	(66.8)

Net income (loss) attributable to Crestwood Equity Partners LP	$(216.3)	$(1,666.9)	$56.4

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Statements of Comprehensive Income

(in millions)

	Year Ended December 31,
	2016	2015	2014
Net loss	$(192.1)	$(2,303.7)	$(10.4)
Change in fair value of Suburban Propane Partners, LP units	0.8	(2.7)	(0.5)

Comprehensive loss	(191.3)	(2,306.4)	(10.9)
Comprehensive income (loss) attributable to non-controlling interest	24.2	(636.8)	(66.8)
Comprehensive income (loss) attributable to Crestwood Equity Partners LP	$(215.5)	$(1,669.6)	$55.9

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Condensed Statements of Cash Flows

(in millions)

	Year Ended December 31,
	2016	2015	2014
Cash flows from operating activities	$(3.5)	$(14.7)	$(25.3)

Cash flows from investing activities	227.6	593.8	170.8

Cash flows from financing activities:
Proceeds from the issuance of long-term debt	—	771.7	734.0
Principal payments on long-term debt	(0.2)	(1,152.1)	(746.2)
Payments for debt-related deferred costs	—	—	(1.8)
Distributions paid to partners	(219.8)	(171.5)	(102.5)
Change in intercompany balances	(4.2)	(30.5)	(25.4)

Net cash used in financing activities	(224.2)	(582.4)	(141.9)

Net change in cash	(0.1)	(3.3)	3.6
Cash at beginning of period	0.4	3.7	0.1

Cash at end of period	$0.3	$0.4	$3.7

See accompanying notes.

Schedule I

Crestwood Equity Partners LP

Parent Only

Notes to Condensed Financial Statements

Note 1. Basis of Presentation

In the parent-only financial statements, our investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since the date of acquisition. Our share of net income of our unconsolidated subsidiaries is included in consolidated income using the equity method. The parent-only financial statements should be read in conjunction with our consolidated financial statements.

The financial statements for the years ended December 31, 2015 and 2014 include reclassifications that were made to conform to the current year presentation, none of which impacted previously reported net income (loss) or partners’ capital. In particular, the condensed statements of operations were modified to consider the impact of net income (loss) attributable to non-controlling partners in arriving at net income (loss) attributable to Crestwood Equity Partners LP. In addition, the condensed statements of comprehensive income were modified to consider the impact of comprehensive income (loss ) attributable to non-controlling partners in arriving at comprehensive income (loss) attributable to Crestwood Equity Partners LP.

Note 2. Distributions

During the years ended December 31, 2016, 2015 and 2014, we received cash distributions from Crestwood Midstream Partners LP of approximately $227.6 million, $31.4 million and $72.4 million.